Changes in Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies [Abstract]
Changes In Accounting Policies	CHANGES IN ACCOUNTING POLICIES
New accounting standards and amendments not yet adopted
Income Taxes
IAS 12 Income Taxes was amended in May 2021 by the IASB which requires companies, on initial recognition, to recognize deferred tax on transactions that result in equal amounts of taxable and deductible temporary differences. The amendment is effective for fiscal years beginning on or after January 1, 2023.
Presentation of Financial Statements
IAS 1 Presentation of Financial Statements was amended in January 2020 by the IASB to clarify the presentation requirements of liabilities as either current or non-current within the statement of financial position. This amendment is effective for fiscal years beginning on or after January 1, 2024.